18. SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)	12 Months Ended
Sep. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)

18.	SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)

Balance Sheets

	Year ended September 30,
	2012	2011_
Assets:
Investment in subsidiary	$77,240	$73,194
Cash and cash equivalents	5,303	4,794
Other	998	1,999

Total assets	$83,541	$79,987

Stockholder’ equity	$83,541	$79,987

Statements of Earnings

	Year Ended September 30,
	2012	2011	2010

Dividends received from subsidiary	$4,400	$4,000	$3,650
Equity in earnings of subsidiary (less than) greater
than dividends received	3,090	3,578	3,704
Interest income from subsidiary	5	5	23
Management fees and other expenses allocated to the
parent	(77)	(77)	(77)
Other expenses - net	(245)	(471)	(324)
Income before income taxes	7,173	7,035	6,976
Income tax benefit	(112)	(193)	(125)
Net Income	$7,285	$7,228	$7,101

Statements of Cash Flows

	Year Ended September 30,
	2012	2011	2010
Cash flows from operating activities	$ 3,925	$ 3,487	$ 3,142

Cash flow from investing activities:
Purchase of securities available-for-sale	(186)	(150)	(178)
Proceeds from sale of land to bank	1,023	-	-
Proceeds from sale of securities	370	232	577

Net cash provided by investing activities	1,207	82	399

Cash flows from financing activities:
Dividends paid	(2,983)	(2,967)	(2,945)
Proceeds from exercise of stock options	1,023	138	29
Net loan activity with ESOP	65	261	260
Cash paid for purchase of common stock for treasury	(2,728)	(1,196)	(628)

Net cash used in financing activities	(4,623)	(3,764)	(3,284)

Net (decrease) increase in cash and cash equivalents	509	(195)	257

Cash and cash equivalents – beginning of year	4,794	4,989	4,732

Cash and cash equivalents – end of year	$ 5,303	$ 4,794	$ 4,989